Contingent Assets and Liabilities (Details Narrative) - USD ($)	Dec. 18, 2024	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Contingent assets and liabilities		$ 0
Contingent liabilities	$ 10,000,000.0